Lease Obligations - Summary of components of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease costs	$ 500	$ 800
IKENA ONCOLOGY INC
Operating lease costs	2,758	2,316
Variable lease costs	1,540	889
Total lease costs	$ 4,298	$ 3,205